Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number of employees [line items]
Average number of employees	20,744	21,191	22,243
UK [member]
Disclosure of number of employees [line items]
Average number of employees	3,395	3,304	3,309
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	878	886	927
US [member]
Disclosure of number of employees [line items]
Average number of employees	11,757	11,432	12,286
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	593	648	694
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	2,738	2,812	2,800
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	1,383	2,109	2,227